Provision for Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred Tax Assets [Line Items]
Balance	$ 174,915
Credit to the statement of operations	343,240	174,620
Less: valuation allowance	(331,394)
Exchange adjustment	(1,396)	295
Balance	185,365	174,915
Accumulated Losses Carry Forward [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance	174,915
Credit to the statement of operations	331,394	174,620
Less: valuation allowance	(331,394)
Exchange adjustment	(1,342)	295
Balance	173,573	174,915
Others [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance
Credit to the statement of operations	11,846
Less: valuation allowance
Exchange adjustment	(54)
Balance	$ 11,792